Brazilian accounts receivable securitization program	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Brazilian accounts receivable securitization program	Brazilian accounts receivable securitization program
As of December 31, 2022, we have a securitization program in place structured to be a securitization of certain of our loans receivable related to our Koin solution. In a securitization transaction, assets from our balance sheet are transferred to a special purpose vehicle or “SPV” we establish, which typically meets the definition of a variable interest entity or “VIE”. The SPV then issues various forms of interests in those assets to investors. We typically receive cash proceeds and/or other interests in the securitization SPV for the assets we transfer. As of December 31, 2021, the program was not fully operational and the SPV had not issued any securities to investors.

We evaluated the SPV and concluded that the SPV is a VIE because its total equity investment at risk is not sufficient to permit the SPV to finance its activities without additional subordinated financial support from investors or via the collections from loans receivable purchased. We are considered the primary beneficiary of the SPV since we have the ability to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses and the right to receive benefits that are potentially significant to the VIE. Our continuing involvement in the securitization transaction consists primarily of holding certain retained interests and acting as the primary servicer for which we earn a servicing fee. In evaluating whether we are the primary beneficiary, we consider both qualitative and quantitative factors regarding the nature, size, and form of our involvement with the VIE. We assess whether we are the primary beneficiary of the VIE on an ongoing basis.

As we control the SPV, the assets, liabilities and related results of the SPV are consolidated in our consolidated financial statements. Any activity between the participating subsidiary and the SPV is eliminated in consolidation. We present the carrying amount of assets and liabilities of the VIE reflected on our consolidated balance sheet.

The assets of the consolidated SPV primarily consist of cash and cash equivalents and loans receivable, which we report on our consolidated balance sheet as restricted cash and cash equivalents and securitized loans receivable, respectively. The assets of the SPV are the primary source of funds to settle its obligations. The third-party creditors of the SPV have legal recourse only to the assets securing the debt and do not have recourse to our company. The liabilities primarily consist of debt securities issued by the SPV, which we report on our consolidated balance sheet as securitized debt obligations. Additionally, the cash flows generated by the SPV are restricted to the payment of amounts due to third-party investors, but we retain the right to residual cash flows.
The following table summarizes the collateralized debt as of December 31, 2022:

SPV	Collateralized debt	Interest rate	Currency	Maturity
Koin Vert - Current	$2,314	CDI +7% (*)	Brazilian Reais	December, 2023
Koin Vert - Non current	2,231	CDI +7% (*)	Brazilian Reais	December, 2024
Total	$4,545

(*) As of December 31, 2022, CDI equals 13.65%

The assets and liabilities of the SPV included in our consolidated financial statements as of December 31, 2022 and 2021 are as follows:

	As of December 31, 2022	As of December 31, 2021
Restricted cash and cash equivalents	$1,492	$—
Loan receivables	3,963	44
Allowance for credit losses	$(550)	$—
Total current assets	$4,905	$44
Loans receivable, net	$—	$—
Total non-current assets	$—	$—
Total assets	$4,905	$44

	As of December 31, 2022	As of December 31, 2021
Accounts payable	$2	$—
Collateralized debt	2,314	—
Other payables	1	—
Total current liabilities	$2,317	$—
Collateralized debt	2,231	—
Total non-current liabilities	$2,231	$—
Total liabilities	$4,548	$—